Harbor Ares Systematic Convertible Securities Fund Average Annual Total Returns			12 Months Ended		60 Months Ended		91 Months Ended	118 Months Ended	120 Months Ended		176 Months Ended	456 Months Ended
		Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	[1],[2]	(0.36%)	[1],[2]	2.08%		2.01%	[1],[2]	2.36% [1]	5.37%
ICE BofA U.S. Convertible Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		17.98%		5.05%				11.22%		9.74%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]		20.45%		5.56%			7.30%	8.85%
Performance Inception Date	[4]	Mar. 01, 2016
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			20.36%		5.49%				8.77%		7.24%
Performance Inception Date		May 01, 2011
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.34%		3.81%				6.60%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.15%		3.56%				6.02%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			20.15%		5.17%				8.43%		6.93%
Performance Inception Date		May 01, 2011
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			19.97%		5.11%				8.37%		6.85%
Performance Inception Date		May 01, 2011

[1]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[2]	Since Inception return based on the inception date of the Institutional Class shares.
[3]	Since Inception return based on the inception date of the Institutional Class shares. The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore an appropriate benchmark index for the Fund for performance comparison purposes.
[4]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.